N-6	Dec. 30, 2022 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Minnesota Life Individual Variable Universal Life Account
Entity Central Index Key	0001405415
Entity Investment Company Type	N-6
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Variable Universal Life Defender
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy during the first fifteen Policy Years or during the first fifteen years following an increase in Face
Amount, we will assess a Surrender Charge, which may
significantly reduce the Surrender Value. Because Policy Issue
Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a
percentage of the Policy’s Face Amount, may increase for
Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 15
Policy Years or during the first 15 years following an increase in
Face Amount, you could pay a Surrender Charge of up to
$6,000.00 based on a $100,000 Face Amount, representing a
charge of 6% of the Policy’s Face Amount.

No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
•If you elect to make a Policy change, we may assess a Policy Transaction Charge, which is currently $60 per transaction;
•if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

•if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $50 (we currently do not assess this
charge).

Ongoing Charges and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, a Cash
Extra Charge. and charges for any Agreements you elect. These charges and fees are based on the characteristics of the insured, including the insured's Age, gender, Risk Class and Face
Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.68%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy during the first fifteen Policy Years or during the first fifteen years following an increase in Face
Amount, we will assess a Surrender Charge, which may
significantly reduce the Surrender Value. Because Policy Issue
Charges can be higher for Policies with greater Face Amounts, the Surrender Charge, both as a dollar amount and as a
percentage of the Policy’s Face Amount, may increase for
Policies with higher Face Amounts.
Fee Tables

For example, if you surrender your Policy within the first 15
Policy Years or during the first 15 years following an increase in
Face Amount, you could pay a Surrender Charge of up to
$6,000.00 based on a $100,000 Face Amount, representing a
charge of 6% of the Policy’s Face Amount.

No Index Credit will be applied at surrender of the Policy prior to the end of a Segment Term.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000.00
Transaction Charges [Text Block]
Transaction Charges	In addition to Surrender Charges, we may assess certain transaction charges.	Policy Charges (Transaction Charges)
•If you elect to make a Policy change, we may assess a Policy Transaction Charge, which is currently $60 per transaction;
•if you elect to take a partial surrender, we may assess a Partial Surrender Transaction Charge, which is 2% of the surrendered amount (not to exceed $25); or

•if you transfer Accumulation Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Indexed
Accounts, we may assess a Transfer Transaction Charge,
which will not exceed $50 (we currently do not assess this
charge).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Charges and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, the
Policy is subject to certain ongoing charges and expenses,
including the Premium Charge, the Monthly Policy Charge, the
Policy Issue Charge, the Cost of Insurance Charge, a Mortality
and Expense Risk Charge, an Indexed Account Charge, a Cash
Extra Charge. and charges for any Agreements you elect. These charges and fees are based on the characteristics of the insured, including the insured's Age, gender, Risk Class and Face
Amount.
Fee Tables
You should refer to your Policy data pages for rates that are applicable to your Policy.

The table below describes the total annual portfolio operating expenses (expenses that are deducted from Portfolio assets
include management fees, distribution or service (12b-1) fees, and other expenses) that you will pay while you own the Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

Annual Fee Portfolio Operating Expenses	Minimum 0.13%	Maximum 1.68%

Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
The Policy is not a short-term investment and may not be
appropriate for Policy Owners who need ready access to cash.
The Policy combines both life insurance protection and the
potential for the accumulation of cash values; however, it
contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
The Policy Accumulation Value, to the extent invested in a
Sub-Account, is subject to the risk of poor investment
performance and can vary with the positive or negative
investment experience of the corresponding Portfolio. Each
investment option, including any of the Variable Account
Sub-Accounts, the Guaranteed Interest Account, or the Fixed
Indexed Accounts, will each have its own unique risks. The
Policy Owner should review these investment options before
making an investment in the Policy.
Principal Risks of Investing in the Policy
Insurance Company Risks
Guarantees provided by Minnesota Life as to the benefits
promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its
obligations under those guarantees. The Guaranteed Interest
Account, the Fixed Indexed Accounts and the Fixed Loan
Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the
Variable Account and any other separate accounts which we
may establish. Investors look to the financial strength of
Minnesota Life for its insurance guarantees. Information about
Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-
us/ratings.
Principal Risks of Investing in the Policy
Contract Lapse
There is the risk that the Policy may terminate. If your Policy terminates, no Death Benefit will be paid if the insured dies and all the Agreements added to the Policy will also terminate. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the
Accumulation Value under the Policy, less the sum of any
outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent
Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
Termination and Reinstatement

Investment Restrictions [Text Block]	•Accumulation Value in the Fixed Indexed Account Segments are subject to the Policy’s transfer restrictions, which may limit transfers out of the Fixed Indexed Accounts to the end of a Segment Term, or which would lead to no Index Credit being applied.•We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.•We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250.•We reserve the right to remove a Sub-Account or substitute another mutual fund or Portfolio for a Sub-Account.
Optional Benefit Restrictions [Text Block]	If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. Your Accumulation Value in the Fixed Indexed Account Segments will also be transferred to the Guaranteed Interest Account at the end of the Segment Terms for each Segment. If we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Full and Partial Surrenders could be subject to ordinary income tax, and, if your Policy is a MEC, partial surrenders and loans could be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our Policies a commission that is based upon the premium you pay for the Policy. The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our Policies. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new Policy in place of the one you may already own. You should only exchange your existing Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than continue your existing policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Except as otherwise specifically noted in the tables below, the fees and expenses are the same for both the 2001 CSO Policy and the 2017 CSO Policy. The charges may not be representative of the charges you will pay. Your Policy’s data pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon premium payment, expressed as a percentage of premium payment	10 percent (includes premium taxes which may range from 0 percent to 2.5 percent)	5 percent (includes premium taxes which may range from 0 percent to 2.5 percent)
Policy Change Transaction Charge	Upon change in Face Amount, Death Benefit option, or Risk Class	$100	$60
Surrender Charge for Policies issued prior to May 16, 2015	When you surrender your Policy during the first 15 Policy Years
For the Initial Face
Amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the 15 year
surrender charge
period.

For the Initial Face
amount or any Face
Amount increase the
sum of any remaining
Policy Issue Charges
for the Initial Face
amount or the Face
Amount increase, as
applicable, measured
from policy
Termination or full
surrender to the end
of the 15 year
surrender charge
period.

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Surrender Charge for Policies issued after May 16, 2015	When you surrender your Policy during the first 15 Policy Years
The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

The surrender charge
is equal to the lesser of
(i) 60 times the Policy
Issue Charge for the
Initial Face Amount
increase; or(ii) the
sum of any remaining
Policy Issue Charges
for the Initial Face
Amount or Face
Amount increase
multiplied by a factor
of 2, as applicable.

Maximum Surrender Charge
On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 15
Policy Years or during
the first 15 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6 percent of the
Policy’s Face Amount.

On a Policy with a
$100,000 Face
Amount, if you
surrender the Policy
within the first 15
Policy Years or during
the first 15 years
following an increase
in Face Amount, you
could pay a Surrender
Charge of up to
$6,000.00,
representing a charge
of 6 percent of the
Policy’s Face Amount.

Partial Surrender Transaction Charge	Upon partial surrender, expressed as a percentage of amount surrendered	2 percent, not to exceed $25	2 percent, not to exceed $25
Illustrative Report Charge(2)	When an additional Illustrative Report is requested	$250 per Illustrative Report	$0 per Illustrative Report
Overloan Protection Agreement
Maximum Charge(3)	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement	7 percent	5 percent
(1)The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.(2)The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.(3)The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.2017 CSO Policy
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$12 plus $0.0125 per $1,000	$8
Policy Issue Charge(1) (2017 CSO)
Maximum Charge(2)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.455 per $1,000	$0.455 per $1,000
Minimum Charge(3)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.060 per $1,000	$0.060 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.148 per $1,000	$0.148 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance Charge(4) (2017 CSO)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$44.22 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.018 per $1,000(5)	$0.004 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.235 per $1,000	$0.083 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.90 percent annually (0.075percent monthly)	0.30 percent annually through Policy Year 15 (0.025percent monthly through Policy Year 15)
Indexed Accounts A, B and G Indexed Account Charge(6)	Monthly, expressed as a percentage of Accumulation Value in Indexed Accounts A, B and G and in Interim Account	0.60 percent annually (0.05 percent monthly)	0.00 percent
Cash Extra Charge(7)
Maximum Charge	Monthly, expressed as an amount of Face Amount	$100 per $1,000	$100 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, Impaired Driving History	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge(8)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or death of
the Insured, expressed as
a percentage of interest
on outstanding policy
fixed rate loan balance
		For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and
(2) the guaranteed
interest rate for the
Guaranteed Interest
Account plus one
(1) percent per annum.
4 percent
(1)The Policy Issue Charge varies based on the insured’s gender, Risk Class, Age, the Death Benefit Option, and Face Amount option chosen. For Polices that are terminated or fully surrendered within the first fifteen years after Policy issue or within fifteen years of an increase in Face Amount, we will assess a surrender charge equal to the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 3.75, as applicable.(2)The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco Risk Class, Age 75, Level Option Death Benefit, $100,000 Face Amount.(3)The minimum Policy Issue Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit, $100,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insured’s gender, Risk Class, and Age.(5)The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.(6)The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to the cost of hedging, associated with making available the Fixed Indexed Accounts.(7)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(8)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held more than ten years.
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Waiver of Premium Agreement
Maximum Charge(2)	Monthly, expressed as an amount of Face Amount	$0.61 per $1,000	$0.61 per $1,000
Minimum Charge(3)	Monthly, expressed as an amount of Face Amount	$0.005 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Waiver of Charges Agreement**
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.56 per $1,000	$0.56 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.003 per $1,000	$0.003 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.074 per $1,000	$0.074 per $1,000
Accidental Death Benefit Agreement**
Maximum Charge(6)	Monthly, expressed as an amount of Face Amount	$0.14 per $1,000	$0.14 per $1,000
Minimum Charge(7)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.08 per $1,000	$0.08 per $1,000
Level Term Insurance Agreement (issued prior to May 1, 2019)
Maximum Charge(8)	Monthly, expressed as an amount of Face Amount	$83.33 per $1,000	$13.44 per $1,000
Minimum Charge(9)	Monthly, expressed as an amount of Face Amount	$0.015 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.28 per $1,000	$0.17 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Children’s Term Agreement**	Monthly, expressed as an amount of coverage	$0.195 per $1,000	$0.063 per $1,000
Guaranteed Insurability Option(10)
Maximum Charge(11)	Monthly, expressed as an amount of additional insurance coverage	$0.192 per $1,000	$0.192 per $1,000
Minimum Charge(12)	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Charge for Insured Age 0 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Long Term Care Agreement(13)**
Maximum Charge(14)	Monthly, expressed as an amount of long term care Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(15)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2% Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
Inflation Agreement(16)
Maximum Charge	Monthly	$5.00	$5.00
Minimum Charge	Monthly	$0.50	$0.50
Current Charge for all Insureds	Monthly	$0.83	$0.83
Guaranteed Insurability Option for Business(17)**
Maximum Charge(18)	Monthly, expressed as an amount of additional insurance coverage	$0.602 per $1,000	$0.602 per $1,000
Minimum Charge(19)	Monthly, expressed as an amount of additional insurance coverage	$0.065 per $1,000	$0.065 per $1,000
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000
Business Continuation Agreement(20)**
Maximum Charge per designated life(21)	Monthly, expressed as an amount of additional insurance coverage	$0.328 per $1,000	$0.328 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Minimum Charge per designated life(22)	Monthly, expressed as an amount of additional insurance coverage	$0.0083 per $1,000	$0.0083 per $1,000
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000
Death Benefit Guarantee Flex Agreement**
Maximum Charge(23)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.34 per $1,000	$0.34 per $1,000
Minimum Charge(24)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.24 per $1,000	$0.24 per $1,000
Charge for Insured Male Standard Non-Tobacco, Level Death Benefit Option Age 55	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.087 per $1,000	$0.087 per $1,000
Accelerated Death Benefit for Chronic Illness Agreement(25)
Maximum Charge(26)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(27)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2% Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
Level Term Insurance Agreement (issued after May 1, 2019)
Maximum Charge(28)	Monthly, expressed as an amount of Face Amount	$37.54 per $1,000	$32.97 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Minimum Charge(29)	Monthly, expressed as an amount of Face Amount	$0.018 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.28 per $1,000	$0.17 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(30)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.33 per $1,000	$0.33 per $1,000
Minimum Charge(31)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.024 per $1,000	$0.024 per $1,000
Charge for Insured Male Standard Non-Tobacco, Level Death Benefit Option Age 55	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.087 per $1,000	$0.087 per $1,000
(1)The charges for the Waiver of Premium Agreement, Waiver of Charges Agreement, Accidental Death Benefit Agreement, Level Term Insurance Agreement, Guaranteed Insurability Option, Long Term Care Agreement and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured’s gender, Risk Class, Age, and Death Benefit option.(2)The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 59, Increasing Death Benefit Option.(3)The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Death Benefit Option.(4)The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Death Benefit Option.(5)The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Increasing Death Benefit Option.(6)The maximum Accidental Death Benefit Agreement Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Issue Age 70.(7)The minimum Accidental Death Benefit Agreement Charge assumes that the insured has the following characteristics: Male, Preferred Non-Tobacco, Issue Age 0.(8)The maximum Level Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 90, Level Death Benefit Option.(9)The minimum Level Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Death Benefit Option.(10)The Guaranteed Insurability Option (GIO) Charge varies based upon the insured’s gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Supplemental Agreements.”(11)The maximum Guaranteed Insurability Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37.(12)The minimum Guaranteed Insurability Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.(13)See the Long Term Care Agreement discussion in the section entitled “Supplemental Agreements.”(14)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 75, 4% monthly benefit.(15)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(16)The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Supplemental Agreements.”(17)The Guaranteed Insurability Option for Business (GIOB) Charge varies based upon the insured’s Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Supplemental Agreements.”(18)The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.(19)The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.(20)The Business Continuation Agreement Charge varies based upon the insured’s Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Supplemental Agreements.”(21)The maximum Business Continuation Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70.(22)The minimum Business Continuation Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.(23)The maximum Death Benefit Guarantee Flex Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 75.(24)The minimum Death Benefit Guarantee Flex Charge assumes that the insured has the following characteristics: Female, Preferred Non-tobacco, Age 0.(25)See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.”(26)The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit.(27)The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(28)The maximum Level Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Death Benefit Option.(29)The minimum Level Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 10, Level Death Benefit Option.(30)The maximum No Lapse Guarantee Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 75.(31)The minimum No Lapse Guarantee Agreement Charge assumes that the insured has the following characteristics: Female, Preferred, Non-Tobacco, Age 0.*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.**The Waiver of Charges Agreement, Accidental Death Benefit Agreement, Children's Term Agreement, Long-Term Care Agreement, Guaranteed Insurability Option for Business Agreement, Business Continuation Agreement and Death Benefit Guarantee Flex Agreement are no longer available for purchase.Total Annual Operating Expenses of the Funds(1)(2) The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. A complete list of Portfolio Companies available under the Policy, including their annual expenses, may be found at the back of this document.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.68%
(1)If the Policy Owner is deemed to have engaged in “market-timing” the Funds may assess redemption fees. See “Market-Timing and Disruptive Trading.”(2)The minimum and maximum Total Annual Portfolio Company Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.
Transaction Expenses [Table Text Block]	Transaction Fees This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Sales Load, Description [Text Block]	Premium Charge(1)
Sales Load, When Deducted [Text Block]	Upon premium payment, expressed as a percentage of premium payment
Sales Load (of Premium Payments), Maximum [Percent]	10.00%
Sales Load (of Premium Payments), Current [Percent]	5.00%
Sales Load, Footnotes [Text Block]	The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.
Other Surrender Fees, Description [Text Block]	Partial Surrender Transaction Charge
Other Surrender Fees, When Deducted [Text Block]	Upon partial surrender, expressed as a percentage of amount surrendered
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Periodic Charges [Table Text Block]	Periodic Charges Other Than Investment Option Operating Expenses The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.2017 CSO Policy
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of Face Amount	$12 plus $0.0125 per $1,000	$8
Policy Issue Charge(1) (2017 CSO)
Maximum Charge(2)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.455 per $1,000	$0.455 per $1,000
Minimum Charge(3)	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.060 per $1,000	$0.060 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, within the first fifteen Policy Years, and within the first fifteen years of an increase in Face Amount, expressed as an amount of Initial Face Amount or Face Amount increase	$0.148 per $1,000	$0.148 per $1,000
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance Charge(4) (2017 CSO)
Maximum Charge	Monthly, expressed as an amount of Net Amount at Risk	$83.33 per $1,000	$44.22 per $1,000
Minimum Charge	Monthly, expressed as an amount of Net Amount at Risk	$0.018 per $1,000(5)	$0.004 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class	Monthly, expressed as an amount of Net Amount at Risk	$0.235 per $1,000	$0.083 per $1,000
Mortality and Expense Risk Charge	Monthly, expressed as a percentage of the Policy Accumulation Value	0.90 percent annually (0.075percent monthly)	0.30 percent annually through Policy Year 15 (0.025percent monthly through Policy Year 15)
Indexed Accounts A, B and G Indexed Account Charge(6)	Monthly, expressed as a percentage of Accumulation Value in Indexed Accounts A, B and G and in Interim Account	0.60 percent annually (0.05 percent monthly)	0.00 percent
Cash Extra Charge(7)
Maximum Charge	Monthly, expressed as an amount of Face Amount	$100 per $1,000	$100 per $1,000
Minimum Charge	Monthly	$0	$0
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, Impaired Driving History	Monthly, expressed as an amount of Initial Face Amount	$0.01 per $1,000	$0.01 per $1,000
Net Fixed Interest Rate Policy Loan Interest Charge(8)
Annually, on each Policy
Anniversary, and upon a
policy loan transaction,
full surrender, policy
Termination or death of
the Insured, expressed as
a percentage of interest
on outstanding policy
fixed rate loan balance
		For policies in force less than ten years, 1.0 percent annual rate	For policies in force less than ten years, 1.0 percent annual rate. For policies in force more than ten years, 0.10 percent annual rate.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Variable Rate Policy Loan Interest Charge	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
The greater of:
(1) the published
monthly average
(Moody’s Corporate
Bond Yield Average-
Monthly Average
Corporates) as published
by Moody’s Investors
Service, Inc. or its
successor for the
calendar month ending
two months prior to the
date the rate of interest
for the policy loan is
determined, and
(2) the guaranteed
interest rate for the
Guaranteed Interest
Account plus one
(1) percent per annum.
4 percent
(1)The Policy Issue Charge varies based on the insured’s gender, Risk Class, Age, the Death Benefit Option, and Face Amount option chosen. For Polices that are terminated or fully surrendered within the first fifteen years after Policy issue or within fifteen years of an increase in Face Amount, we will assess a surrender charge equal to the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 3.75, as applicable.(2)The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco Risk Class, Age 75, Level Option Death Benefit, $100,000 Face Amount.(3)The minimum Policy Issue Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 0, Level Option Death Benefit, $100,000 Face Amount.(4)The Cost of Insurance Charge will vary based on the insured’s gender, Risk Class, and Age.(5)The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.(6)The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to the cost of hedging, associated with making available the Fixed Indexed Accounts.(7)The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured’s gender, Risk Class and Age. See the Cash Extra Charge discussion in the section entitled “Policy Charges — Cash Extra Charge.”(8)We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held more than ten years.
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Waiver of Premium Agreement
Maximum Charge(2)	Monthly, expressed as an amount of Face Amount	$0.61 per $1,000	$0.61 per $1,000
Minimum Charge(3)	Monthly, expressed as an amount of Face Amount	$0.005 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.10 per $1,000	$0.10 per $1,000
Waiver of Charges Agreement**
Maximum Charge(4)	Monthly, expressed as an amount of Face Amount	$0.56 per $1,000	$0.56 per $1,000
Minimum Charge(5)	Monthly, expressed as an amount of Face Amount	$0.003 per $1,000	$0.003 per $1,000
Charge for Insured Age 50 in Female, Preferred Select Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.074 per $1,000	$0.074 per $1,000
Accidental Death Benefit Agreement**
Maximum Charge(6)	Monthly, expressed as an amount of Face Amount	$0.14 per $1,000	$0.14 per $1,000
Minimum Charge(7)	Monthly, expressed as an amount of Face Amount	$0.01 per $1,000	$0.01 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.08 per $1,000	$0.08 per $1,000
Level Term Insurance Agreement (issued prior to May 1, 2019)
Maximum Charge(8)	Monthly, expressed as an amount of Face Amount	$83.33 per $1,000	$13.44 per $1,000
Minimum Charge(9)	Monthly, expressed as an amount of Face Amount	$0.015 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.28 per $1,000	$0.17 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Children’s Term Agreement**	Monthly, expressed as an amount of coverage	$0.195 per $1,000	$0.063 per $1,000
Guaranteed Insurability Option(10)
Maximum Charge(11)	Monthly, expressed as an amount of additional insurance coverage	$0.192 per $1,000	$0.192 per $1,000
Minimum Charge(12)	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Charge for Insured Age 0 in Male, Preferred Non-Tobacco Risk Class	Monthly, expressed as an amount of additional insurance coverage	$0.032 per $1,000	$0.032 per $1,000
Long Term Care Agreement(13)**
Maximum Charge(14)	Monthly, expressed as an amount of long term care Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(15)	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2% Monthly Benefit Percentage	Monthly, expressed as an amount of long term care Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
Inflation Agreement(16)
Maximum Charge	Monthly	$5.00	$5.00
Minimum Charge	Monthly	$0.50	$0.50
Current Charge for all Insureds	Monthly	$0.83	$0.83
Guaranteed Insurability Option for Business(17)**
Maximum Charge(18)	Monthly, expressed as an amount of additional insurance coverage	$0.602 per $1,000	$0.602 per $1,000
Minimum Charge(19)	Monthly, expressed as an amount of additional insurance coverage	$0.065 per $1,000	$0.065 per $1,000
Charge for Insured Male Standard Non-Tobacco, Age 45	Monthly, expressed as an amount of additional insurance coverage	$0.273 per $1,000	$0.273 per $1,000
Business Continuation Agreement(20)**
Maximum Charge per designated life(21)	Monthly, expressed as an amount of additional insurance coverage	$0.328 per $1,000	$0.328 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Minimum Charge per designated life(22)	Monthly, expressed as an amount of additional insurance coverage	$0.0083 per $1,000	$0.0083 per $1,000
Charge for Insured Male, Standard Non-Tobacco, Age 40, Designated Insured Male Non-Tobacco, Age 40	Monthly, expressed as an amount of additional insurance coverage	$0.013 per $1,000	$0.013 per $1,000
Death Benefit Guarantee Flex Agreement**
Maximum Charge(23)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.34 per $1,000	$0.34 per $1,000
Minimum Charge(24)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.24 per $1,000	$0.24 per $1,000
Charge for Insured Male Standard Non-Tobacco, Level Death Benefit Option Age 55	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.087 per $1,000	$0.087 per $1,000
Accelerated Death Benefit for Chronic Illness Agreement(25)
Maximum Charge(26)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$3.619 per $1,000	$2.353 per $1,000
Minimum Charge(27)	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.014 per $1,000	$0.00483 per $1,000
Charge for Insured Age 55 in Male, Standard Non-Tobacco Risk Class, 2% Monthly Benefit Percentage	Monthly, expressed as an amount of chronic illness Net Amount at Risk	$0.287167 per $1,000	$0.11 per $1,000
Level Term Insurance Agreement (issued after May 1, 2019)
Maximum Charge(28)	Monthly, expressed as an amount of Face Amount	$37.54 per $1,000	$32.97 per $1,000
Charge for Agreement(1)	When Charge is Deducted	Amount Deducted
		Guaranteed Charge*	Current Charge
Minimum Charge(29)	Monthly, expressed as an amount of Face Amount	$0.018 per $1,000	$0.005 per $1,000
Charge for Insured Age 50 in Male, Standard Non-Tobacco Risk Class, with Level Option Death Benefit	Monthly, expressed as an amount of Face Amount	$0.28 per $1,000	$0.17 per $1,000
No Lapse Guarantee Agreement
Maximum Charge(30)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.33 per $1,000	$0.33 per $1,000
Minimum Charge(31)	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.024 per $1,000	$0.024 per $1,000
Charge for Insured Male Standard Non-Tobacco, Level Death Benefit Option Age 55	Monthly, expressed as an amount of Initial Face Amount or Face Amount increase including any Level Term Insurance Face Amount	$0.087 per $1,000	$0.087 per $1,000
(1)The charges for the Waiver of Premium Agreement, Waiver of Charges Agreement, Accidental Death Benefit Agreement, Level Term Insurance Agreement, Guaranteed Insurability Option, Long Term Care Agreement and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured’s gender, Risk Class, Age, and Death Benefit option.(2)The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 59, Increasing Death Benefit Option.(3)The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Death Benefit Option.(4)The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Death Benefit Option.(5)The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Increasing Death Benefit Option.(6)The maximum Accidental Death Benefit Agreement Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Issue Age 70.(7)The minimum Accidental Death Benefit Agreement Charge assumes that the insured has the following characteristics: Male, Preferred Non-Tobacco, Issue Age 0.(8)The maximum Level Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 90, Level Death Benefit Option.(9)The minimum Level Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Death Benefit Option.(10)The Guaranteed Insurability Option (GIO) Charge varies based upon the insured’s gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled “Supplemental Agreements.”(11)The maximum Guaranteed Insurability Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37.(12)The minimum Guaranteed Insurability Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.(13)See the Long Term Care Agreement discussion in the section entitled “Supplemental Agreements.”(14)The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 75, 4% monthly benefit.(15)The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(16)The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled “Supplemental Agreements.”(17)The Guaranteed Insurability Option for Business (GIOB) Charge varies based upon the insured’s Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled “Supplemental Agreements.”(18)The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.(19)The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.(20)The Business Continuation Agreement Charge varies based upon the insured’s Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled “Supplemental Agreements.”(21)The maximum Business Continuation Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70.(22)The minimum Business Continuation Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.(23)The maximum Death Benefit Guarantee Flex Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 75.(24)The minimum Death Benefit Guarantee Flex Charge assumes that the insured has the following characteristics: Female, Preferred Non-tobacco, Age 0.(25)See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled “Supplemental Agreements.”(26)The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit.(27)The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.(28)The maximum Level Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Death Benefit Option.(29)The minimum Level Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 10, Level Death Benefit Option.(30)The maximum No Lapse Guarantee Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Age 75.(31)The minimum No Lapse Guarantee Agreement Charge assumes that the insured has the following characteristics: Female, Preferred, Non-Tobacco, Age 0.*Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.**The Waiver of Charges Agreement, Accidental Death Benefit Agreement, Children's Term Agreement, Long-Term Care Agreement, Guaranteed Insurability Option for Business Agreement, Business Continuation Agreement and Death Benefit Guarantee Flex Agreement are no longer available for purchase.
Annual Portfolio Company Expenses [Table Text Block]
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)	0.13%	1.68%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	1.68%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicySub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience. Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios. Risks Associated with Designated Funds. The Designated Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Designated Fund compared to other similar Funds that do not employ such a strategy, investment in a Designated Fund could limit the growth of Accumulation Value under the Policy. See Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract,“ for a table that contains the Designated Funds. Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 30% or greater than 200%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts. Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse. Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make a payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.” Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments. Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn. Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.” Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status”. Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”Agreement Risks Long Term Care Agreement. You may add the Long Term Care (“LTC”) Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor. Accelerated Death Benefit for Chronic Illness Agreement. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor. Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.Death Benefit Guarantee Flex Agreement. The Agreement guarantees that your policy will remain in force even if your Policy’s Accumulation Value is not sufficient to cover monthly charges when due so long as the DBGA value (as defined under the DBGF Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the DBGA value. Your allocation of Net Premium and Accumulation Value among the Guaranteed Interest Account, Fixed Indexed Accounts and Sub-Accounts of the Variable Account will affect your DBGA value. Each Investment Option is assigned a percentage (“DBGA Account Allocation Factor”) that is multiplied by the amount of Net Premium or Accumulation Value allocated to that Option for purposes of determining the DBGA value attributable to that allocation. Sub-Accounts of the Variable Account that invest in Funds that employ a manage volatility strategy (the “Designated Funds”) have the highest DBGA Account Allocation Factors. As a result of the DBGA Account Allocation Factors attributable to Sub-Accounts that invest in Designated Funds (“Designated Sub-Accounts”) the allocation of Net Premium and Accumulation Value to Designated Sub-Accounts has the potential to result in higher DBGA values when compared to allocations to other Investment Options under the Policy. Currently, six Designated Funds are available under the Policy. There is a risk that the Net Premium and Accumulation Value allocations you make could result in your DBGA value falling to a level that is insufficient to cover charges against the DBGA value sooner than you anticipated, and in turn, result in termination of the DBGA Agreement. See ”Supplemental Agreements — Death Benefit Guarantee Flex Agreement.“
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits Death Benefit Proceeds As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the insured’s death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the insured, we will pay the Death Benefit proceeds to the Owner or the Owner’s estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option. Death Benefit proceeds equal: •the Death Benefit (described below);•plus any additional insurance on the insured’s life under the Level Term Insurance Agreement;•plus under the Level Option Death Benefit, any premium paid after the date of the insured’s death;•minus any amounts paid under the Long Term Care Agreement;•minus any unpaid monthly charges;•minus any outstanding Policy loan; and•minus any accrued Policy Loan Interest.We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the insured dies by suicide or you misstate the insured’s Age or gender. See “Statement of Additional Information.”Death Benefit Options The Policy provides a Death Benefit under either the Level or Increasing Death Benefit Option. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the insured’s death. You must select one of the two Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect. The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary. To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment. Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).” You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you chose the CVAT test, you may not have the Overloan Protection Agreement on your Policy. See “Supplemental Agreements — Overloan Protection Agreement.” The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Age and gender class of the insured) of the Accumulation Value. The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Death Benefit in relation to Accumulation Value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT. Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges. Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the insured’s date of death; or2.a specified “limitation percentage,” called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy’s data pages, multiplied by the Accumulation Value on the insured’s date of death.Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies. The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:
Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each year over Age 40
46 to 50	215% minus 6% for each year over Age 45
51 to 55	185% minus 7% for each year over Age 50
56 to 60	150% minus 4% for each year over Age 55
61 to 65	130% minus 2% for each year over Age 60
66 to 70	120% minus 1% for each year over Age 65
71 to 75	115% minus 2% for each year over Age 70
76 to 90	105%
91 to 95	105% minus 1% for each year over Age 90
96 to 121	100%
If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy’s Accumulation Value. Level Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250. Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy. Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of: 1.the Face Amount on the date of the insured’s death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender, Age, tobacco status, and Risk Class. Under the CVAT, a “limitation percentage” may be defined as the value “1” divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT. If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value. Level Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225. Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy. Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or2.the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured’s date of death.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Guideline Premium Test Example. Assume that the insured’s Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250. Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy. Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of: 1.the Face Amount plus the Accumulation Value on the insured’s date of death; or2.the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies. Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225. Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.Effect of Partial Surrenders on the Death Benefit If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender. Effect of Chronic Illness Benefit Payment on the Death Benefit When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.Choosing Death Benefit Options You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default. You may find the Level Option more suitable for you if your goal is to have Net Premiums and positive investment experience reflected to the maximum extent in Accumulation Value. You may find the Increasing Option more suitable if your goal is to increase your total Death Benefit. Under the Increasing Option, positive increases in the Accumulation Value would be reflected in your Death Benefit, where the Death Benefit equals your Initial Face Amount plus the Policy’s Accumulation Value. Changing the Death Benefit Option After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount. •You must send your Written Request in Good Order to our Home Office.•The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.•Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a MEC or may have other unintended adverse federal tax consequences. See “Federal Tax Status.” You should consult a tax adviser before changing your Policy’s Death Benefit option.•If your policy is issued with Death Benefit Guaranteed Flex Agreement changing your Death Benefit may have an impact on the calculation of your DBGA Value over time. See “Supplemental Agreements — Death Benefit Guarantee Flex Agreement.”Increasing/Decreasing the Face Amount You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy’s Face Amount.An increase in Face Amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period. Conditions for and impact of decreasing the Face Amount: •you must send your Written Request in Good Order to our Home Office;•decreases are only allowed if the most recent coverage layer has been in force for at least one year;•we require your requested decrease in Face Amount to be at least $5,000;•you may not decrease your Face Amount if it would disqualify your Policy as life insurance under the Code;•if the decrease in Face Amount would cause your Policy to be classified a MEC under the Code, we will not allow the decrease in Face Amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and•a decrease in Face Amount will take effect on the first monthly Policy Anniversary on or after we receive and approve your Written Request.Conditions for and impact of increasing the Face Amount: •your request must be applied for on a supplemental Application and must include evidence of insurability satisfactory to us;•a requested increase in Face Amount requires our approval and will take effect on the first monthly Policy Anniversary on or after the day we approve your request;•increases are only allowed after the first Policy Year;•we require your requested increase in Face Amount to be at least $5,000;•each increase in Face Amount will have its own surrender charge that applies for 15 years after the date of the increase; and•increases made under the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of those Agreements and will not require evidence of insurability.Impact of Increasing or Decreasing the Face Amount on Optional Agreements If you have added the LTC Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of long-term care benefit (LTC amount) available under the LTC Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the decrease in Face Amount, the LTC amount will be equal to the new decreased Face Amount. If you have added the Accelerated Death Benefit for Chronic Illness Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of chronic illness benefit (Chronic Illness Death Benefit Amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the decrease in Face Amount, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Contract In addition to the standard death benefits associated with your Policy, other optional agreements may also be available to you. The following tables summarize information about those agreements. The first table is for 2001 CSO Policies and the second table is for 2017 CSO Policies. Information about the fees associated with each agreement included in the tables may be found in the Fee Table.2001 CSO Policy Optional Agreements
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly premium payments in the event of the insured's total and permanent disability	Optional	No longer available to purchase
Waiver of Charges Agreement	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Children's Term Agreement	Provides fixed level term insurance for insured’s children	Optional	No longer available to purchase
Accelerated Death Benefit for Terminal Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Optional
Level Term Insurance Agreement	Provides additional term insurance on the life of the insured	Optional	No longer available to purchase
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional
•Policy Owner must
elect the Guideline
Premium Test
•Cannot have exercised
the Accelerated Death
Benefit for Terminal
Illness, or have waived
charges or Premiums
under the Waiver of
Premium or Waiver of
Charges Agreements

Guaranteed Insurability Option Agreement	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	No longer available to purchase
Long Term Care Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	No longer available to purchase
Inflation Agreement	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability	Optional	No longer available to purchase
Business Continuation Agreement	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person	Optional	No longer available to purchase
Guaranteed Insurability Option for Business Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability	Optional	No longer available to purchase
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Accelerated Death Benefit for Chronic Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	No longer available to purchase
Accidental Death Benefit Agreement	Provides the Policy Owner with an increased Death Benefit in the event the insured dies by accidental injury	Optional	No longer available to purchase
Death Benefit Guarantee Flex Agreement
Provides the Policy will
remain in force even if
the Accumulation Value
is not sufficient to cover
monthly charges when
due as long as the DBGF
value (as defined in the
Agreement) less any
outstanding policy loans
and accrued loan interest
is sufficient to cover any
charges against the
DBGF value
		Optional	No longer available to purchase
No Lapse Guarantee Agreement
Provides the Policy will
remain in force even if
the Accumulation Value
is not sufficient to cover
monthly charges when
due as long as the NLGA
value (as defined in the
Agreement) less any
outstanding policy loans
and accrued loan interest
is sufficient to cover any
charges against the
NLGA value
		Optional	No longer available to purchase
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
2017 CSO Policy Optional Agreements
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly premium payments in the event of the insured’s total and permanent disability	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Waiver of Charges Agreement	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Children's Term Agreement	Provides fixed level term insurance for insured’s children	Optional	No longer available to purchase
Accelerated Death Benefit for Terminal Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Optional
Level Term Insurance Agreement	Provides additional term insurance on the life of the insured	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional
•Policy Owner must
elect the Guideline
Premium Test
•Cannot have exercised
the Accelerated Death
Benefit for Terminal
Illness, or have waived
charges or Premiums
under the Waiver of
Premium or Waiver of
Charges Agreements

Guaranteed Insurability Option Agreement	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	•Subject to insured providing evidence of insurability •Only available for insureds between the Ages of zero and forty •Agreement only available at Policy issue
Long Term Care Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	No longer available to purchase
Inflation Agreement	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability	Optional	•Subject to insured providing evidence of insurability •Only available for insureds Ages fifty-seven and younger •Agreement only available at Policy issue
Business Continuation Agreement	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person	Optional	No longer available to purchase
Guaranteed Insurability Option for Business Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability	Optional	No longer available to purchase
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Accelerated Death Benefit for Chronic Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Accidental Death Benefit Agreement	Provides the Policy Owner with an increased Death Benefit in the event the insured dies by accidental injury	Optional	No longer available to purchase
Death Benefit Guarantee Flex Agreement
Provides the Policy
will remain in force
even if the
Accumulation Value is
not sufficient to cover
monthly charges
when due as long as
the DBGF value (as
defined in the
Agreement) less any
outstanding policy
loans and accrued
loan interest is
sufficient to cover any
charges against the
DBGF value
		Optional	No longer available to purchase
No Lapse Guarantee Agreement
Provides the Policy
will remain in force
even if the
Accumulation Value is
not sufficient to cover
monthly charges
when due as long as
the NLGA value (as
defined in the
Agreement) less any
outstanding policy
loans and accrued
loan interest is
sufficient to cover any
charges against the
NLGA value
		Optional	•The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage •Agreement only available at Policy issue
Other Policy Features
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly premium payments in the event of the insured’s total and permanent disability	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Waiver of Charges Agreement	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Children's Term Agreement	Provides fixed level term insurance for insured’s children	Optional	No longer available to purchase
Accelerated Death Benefit for Terminal Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Optional
Level Term Insurance Agreement	Provides additional term insurance on the life of the insured	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Protection Agreement	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value	Optional
•Policy Owner must
elect the Guideline
Premium Test
•Cannot have exercised
the Accelerated Death
Benefit for Terminal
Illness, or have waived
charges or Premiums
under the Waiver of
Premium or Waiver of
Charges Agreements

Guaranteed Insurability Option Agreement	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	•Subject to insured providing evidence of insurability •Only available for insureds between the Ages of zero and forty •Agreement only available at Policy issue
Long Term Care Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	No longer available to purchase
Inflation Agreement	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability	Optional	•Subject to insured providing evidence of insurability •Only available for insureds Ages fifty-seven and younger •Agreement only available at Policy issue
Business Continuation Agreement	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person	Optional	No longer available to purchase
Guaranteed Insurability Option for Business Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability	Optional	No longer available to purchase
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Deposit Account Agreement	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary	Optional	May only have one Premium Deposit Account per Policy
Accelerated Death Benefit for Chronic Illness Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill	Optional	•Subject to insured providing evidence of insurability •Agreement only available at Policy issue
Accidental Death Benefit Agreement	Provides the Policy Owner with an increased Death Benefit in the event the insured dies by accidental injury	Optional	No longer available to purchase
Death Benefit Guarantee Flex Agreement
Provides the Policy
will remain in force
even if the
Accumulation Value is
not sufficient to cover
monthly charges
when due as long as
the DBGF value (as
defined in the
Agreement) less any
outstanding policy
loans and accrued
loan interest is
sufficient to cover any
charges against the
DBGF value
		Optional	No longer available to purchase
No Lapse Guarantee Agreement
Provides the Policy
will remain in force
even if the
Accumulation Value is
not sufficient to cover
monthly charges
when due as long as
the NLGA value (as
defined in the
Agreement) less any
outstanding policy
loans and accrued
loan interest is
sufficient to cover any
charges against the
NLGA value
		Optional	•The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage •Agreement only available at Policy issue
Other Policy Features
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year	Optional	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers
Automatically transfers
money from one
Sub-Account and/or the
Guaranteed Interest
Account to one or more
other Sub-Accounts, one
or more Fixed Indexed
Accounts and/or the
Guaranteed Interest
Account on specified
dates
		Optional	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	No Lapse Guarantee Agreement. The No Lapse Guarantee Agreement (NLG Agreement) provides that the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due, as long as, the NLGA value (as defined in the Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the NLGA value. For example, if a Policy has an Accumulation Value of $25,000 and an outstanding loan of $25,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. If the NLGA value minus the loan value of $25,000 and any accrued interest is sufficient to cover any charges against the NLGA value, the Policy will not terminate at that time. You should purchase the NLG Agreement if you are concerned about the policy lapsing due to low Accumulation Value. However, in times of positive market performance your Accumulation Value may never fall to a level insufficient to cover charges, and therefore, the benefit of the NLG Agreement may not be realized. The NLGA Net Premium is the premium payment less the NLGA premium charge assessed against the premium. On the date the initial Net Premium is paid under the Policy, the NLGA value for the Policy is equal to the NLGA Net Premium paid. For any date after the date we receive your initial Net Premium, the NLGA value for the Policy is equal to: 1.the prior NLGA value; plus2.interest, using the NLGA interest rate shown on the policy data pages, earned since the prior day; plus3.any NLGA Net Premium applied since the prior day; minus4.any NLGA partial surrender amount (see below); minus5.the deduction of the NLGA Cost of Insurance and NLGA Policy Issue Charges from NLGA value; minus6.Transaction Charges, Cash Extra Charge and any charges for supplemental insurance benefits.The NLGA value is not a value you may take a loan against or access by talking a partial surrender. A partial surrender of Policy Accumulation Value will reduce the NLGA value by the NLGA Partial Surrender Amount which is the greater of i) the amount of the partial surrender or ii) the NLGA value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the Accumulation Value (before the partial surrender). The NLGA value is used solely to determine whether or not the Policy terminates when the Accumulation Value falls to a level that is insufficient to cover charges against the Accumulation Value. We will provide the policy owner with the amount of the NLGA value upon request. We assess a separate monthly charge for this Agreement. If your Policy’s Accumulation Value is not sufficient to cover monthly charges when due and your NLGA value less any outstanding Policy loans and accrued loan interest is insufficient to cover any charges against the NLGA value, a 61-day Grace Period will begin. See “Termination and Reinstatement — Termination” for information regarding the notice we will provide when a Policy enters the Grace Period and the steps to prevent termination of the Policy. When the NLG Agreement is issued, we will not accept any initial premium or premium for any subsequent Policy Years that exceeds the annual premium limit for the NLGA Agreement. You can obtain the amount of your NLG Agreement annual premium limit by requesting a personalized Policy illustration. We also identify the NLG annual premium limit in the policy data pages. The NLG Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the NLG Agreement only to the extent that the premium in excess of the annual premium limit is necessary to prevent the policy from terminating prior to the next Policy Anniversary. There are also limitations on Net Premium allocations while the agreement is in force. The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage as defined in the policy. While the Agreement is in force, no requested transfer or systematic transfer may be allocated to a variable Sub-Account where the percentage of the total accumulation value in the Sub-Account prior to the requested transfer or systematic transfer exceeds the maximum variable Sub-Account percentage. These investment restrictions are designed to limit high allocations to any one Sub-Account. These investment restrictions, which are designed to prevent an overconcentration of risk in any single Sub Account, are enforced prior to any investment or investment allocation changes. We reserve the right at a future time to restrict the allocation for transfers, rebalancing, and additional premiums to any one variable Sub-Account by the maximum variable Sub-Account percentage shown on the policy’s data pages. Additionally, for a requested transfer or systematic transfer, the percentage allocated to any one variable Sub-Account must not exceed the maximum variable Sub-Account percentage of the transfer or systematic transfer amount. We reserve the right to waive and/or otherwise change the maximum variable Sub-Account percentage limitations. For the avoidance of doubt, if in the future we reinstate the maximum variable Sub-Account percentage while the limitation is being waived, or increase the maximum variable Sub-Account percentage while the limitation is being reduced, any such change will only apply on prospective transactions, and in any event, the maximum variable Sub-Account percentage will never be greater than that shown on the policy’s data pages. Please contact as us at 1-844-208-2412 to see if the maximum variable Sub-Account percentage limitation is currently being waived. Automatic Rebalancing, as defined in the agreement is required while the agreement is in force. The following automatic rebalancing requirements must be maintained. The frequency of the automatic rebalancing must be at least quarterly. The percentage allocated to any variable Sub-Account may be limited to the maximum variable Sub-Account percentage.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A — Portfolio Companies Available Under the Contract The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.[a] The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	-18.68%	-0.10%	3.08%
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class A Shares Investment Adviser: AllianceBernstein L.P.	0.88%[2]	-13.61%	-2.32%	2.76%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	1.00%[2]	-27.13%	0.23%	4.21%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.89%	-2.61%	6.59%	8.87%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.75%	1.12%	8.03%	11.02%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series I Shares Investment Adviser: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.64%	-12.92%	4.85%	7.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.63%	-12.60%	3.06%	5.17%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.61%[2]	-11.61%	0.78%	2.00%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.62%	-12.96%	4.10%	6.59%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.62%[2]	-12.31%	2.02%	3.61%
American Century Variable Portfolios, Inc.
The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	VP Disciplined Core Value Fund – Class I Shares Investment Adviser: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class I Shares Investment Adviser: American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.47%	-17.43%	-1.53%	-0.25%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	-29.37%	3.05%	7.10%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.34%	-29.75%	11.42%	13.93%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.28%	-16.28%	8.09%	11.82%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.53%	-20.57%	-0.78%	4.18%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.57%[2]	-21.86%	2.58%	4.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 1 Shares Investment Adviser: Capital Research and Management Company	0.24%[2]	-10.75%	0.85%	1.17%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.27%[2]	-14.35%	1.56%	4.40%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class I Shares Investment Adviser: BlackRock Advisors, LLC	0.22%[2]	-20.46%	3.98%	8.74%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.14%	-13.19%	—	—
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.51%	-4.96%	8.16%	10.19%
Seeks long-term growth of capital.	Mid Cap Portfolio – Initial Class Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.61%	-14.74%	5.95%	9.96%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 1 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.66%[2]	-9.82%	5.74%	9.36%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.87%[2]	-14.71%	4.32%	4.46%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	-17.33%	10.15%	11.44%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.13%[2]	-17.49%	6.72%	7.60%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%[2]	-14.32%	0.45%	4.80%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	-30.78%	10.59%	11.39%
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	-13.22%	3.79%	—
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.62%	-16.40%	6.69%	8.43%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.57%[2]	-13.66%	0.50%	1.35%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.55%	-33.55%	9.75%	13.00%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.67%	-5.56%	4.75%	8.52%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Institutional Shares Investment Adviser: Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.80%[2]	-28.70%	9.28%	12.53%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Initial Class Investment Adviser: Massachusetts Financial Services Company	0.90%[2]	-23.56%	3.03%	7.82%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%[2]	-25.13%	-2.77%	0.54%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.96%	-12.12%	1.50%	—
Seeks to provide capital appreciation, with a secondary objective of hedging risk.	TOPS® Target RangeTM Portfolio – Class S Shares Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	1.05%	-19.46%	—	—
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.15%[2]	-16.61%	0.80%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.11%	-10.24%	0.22%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.52%	-5.60%	0.23%	0.57%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Institutional Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.52%	-14.17%	-0.03%	1.07%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.66%	-30.36%	10.88%	14.00%
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.86%	-14.58%	1.27%	4.77%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.90%	-6.70%	2.23%	4.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IA Shares Investment Adviser: Putnam Investment Management, LLC	0.57%	-2.87%	9.53%	12.04%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.97%	-12.62%	5.18%	—
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 1 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.50%	-13.93%	-0.04%	1.56%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.96%	-27.15%	11.59%	—
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.27%	-26.87%	4.36%	—
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.05%	-9.71%	1.24%	—
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	1.12%	0.80%	0.41%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.31%	-13.38%	6.36%	10.45%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc.	0.19%	-18.27%	9.20%	12.31%
Seeks to maximize current income, consistent with the protection of principal.	SFT International Bond Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Brandywine Global Investment Management, LLC	1.03%	-10.27%	-3.46%	-1.47%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 1 Shares Investment Adviser: Cohen & Steers	0.90%	-26.10%	4.25%	6.62%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.07%	-11.67%	7.39%	—
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 1 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	0.87%	-19.26%	9.25%	—
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.19%[2]	-12.69%	10.56%	15.35%
Vanguard® Variable Insurance Fund
Seeks long-term capital appreciation and reasonable current income.	Balanced Portfolio Investment Adviser: Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Seeks long-term capital appreciation.	Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34%	-15.48%	8.57%	13.75%
Seeks long-term capital appreciation and income.	Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.29%	-11.49%	8.08%	10.08%
Seeks above-average level of current income and reasonable long-term capital appreciation.	Equity Income Portfolio Investment Adviser: Wellington Management Company LLP	0.30%	-0.66%	8.51%	11.58%
Seeks high level of current income.	High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP	0.25%	-9.23%	2.27%	3.64%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	International Portfolio Investment Adviser: Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd	0.41%	-30.12%	4.45%	7.58%
Seeks current income while maintaining limited price volatility.	Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Seeks long-term capital appreciation.	Small Company Growth Portfolio Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Seeks to track the performance of a broad, market-weighted bond index.	Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13%	-19.59%	8.55%	11.92%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Variable Universal Life Defender | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. Additionally, you could lose money you have invested in the Policy due to poor investment performance of the Sub-Accounts. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.
Variable Universal Life Defender | PortfolioRisksMember
Prospectus:
Principal Risk [Text Block]	Portfolio Risks. There is no assurance that any Portfolio will achieve its stated investment objective. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. The amounts you invest in a particular Portfolio are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money by investing in the Portfolios.
Variable Universal Life Defender | RisksAssociatedwithCertainFundsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Designated Funds. The Designated Funds use managed volatility strategies to help limit the Fund’s overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund’s ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Designated Fund compared to other similar Funds that do not employ such a strategy, investment in a Designated Fund could limit the growth of Accumulation Value under the Policy. See Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract,“ for a table that contains the Designated Funds.
Variable Universal Life Defender | FixedIndexedAccountsMember
Prospectus:
Principal Risk [Text Block]	Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A , Indexed Account B and Indexed Account G, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit. We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment. We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G; however, it will never be less than 30% or greater than 200%. There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn. There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account. Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy. If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term. See also the Fixed Indexed Accounts section of the General Description of the Policy portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.
Variable Universal Life Defender | PolicyLoanRisksMember
Prospectus:
Principal Risk [Text Block]	Policy Loan Risks. A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Sub-Accounts. In addition, a charge is deducted from your Accumulation Value each month while there is a Policy loan outstanding. The Death Benefit is reduced by the amount of any outstanding Policy indebtedness. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the Policy loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly. Policy indebtedness reduces the Surrender Value and increases the risk that your Policy will lapse.
Variable Universal Life Defender | PolicyTerminationMember
Prospectus:
Principal Risk [Text Block]	Policy Termination. There is the risk that the Policy may terminate or lapse. If your Policy terminates or lapses, all of the Agreements added to the Policy will also terminate or lapse. Policy Termination will occur when there is no Accumulation Value, or the Policy loan amount (plus accrued interest) equals the Accumulation Value, and you do not make a payment into the Policy during the Grace Period. You may reinstate a terminated or lapsed Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate or lapse. If a Policy terminates or lapses with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. See “Policy Premiums.”
Variable Universal Life Defender | FeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. The deduction of monthly Policy charges will reduce your Accumulation Value. The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.
Variable Universal Life Defender | RisksAssociatedwiththeGeneralAccountMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees.
Variable Universal Life Defender | AccesstoCashValuesthroughPartialSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Access to Cash Values through Partial Surrenders and Withdrawals. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Your ability to access the Policy’s Accumulation Value is subject to limitations on amounts that may be withdrawn.
Variable Universal Life Defender | SurrenderandPartialSurrendersMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, which may be significant. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See “Federal Tax Status.”
Variable Universal Life Defender | QualificationasLifeInsuranceMember
Prospectus:
Principal Risk [Text Block]	Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary’s gross income for federal income tax purposes, and that the Accumulation Value would be constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner’s estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the “Policy Premiums” and “Federal Tax Status”.
Variable Universal Life Defender | ModifiedEndowmentContractStatusMember
Prospectus:
Principal Risk [Text Block]	Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a MEC, depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59½ that is included in income. See “Federal Tax Status.”
Variable Universal Life Defender | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You have the risk that you can lose money by investing in the Policy.
Variable Universal Life Defender | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and may not be appropriate for Policy Owners who need ready access to cash. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Accumulation Value available to the Policy Owner.
Variable Universal Life Defender | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	The Policy Accumulation Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary with the positive or negative investment experience of the corresponding Portfolio. Each investment option, including any of the Variable Account Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, will each have its own unique risks. The Policy Owner should review these investment options before making an investment in the Policy.
Variable Universal Life Defender | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Guarantees provided by Minnesota Life as to the benefits promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of Minnesota Life for its insurance guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 1-844-208-2412 for additional information or visit our website at www.securian.com/about-us/ratings.
Variable Universal Life Defender | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	There is the risk that the Policy may terminate. If your Policy terminates, no Death Benefit will be paid if the insured dies and all the Agreements added to the Policy will also terminate. As described in the “Termination” and “Reinstatement” sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to us and payment of premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner.
Variable Universal Life Defender | DynamicAssetAllocationPortfolioClassBSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.08%
Variable Universal Life Defender | InternationalValuePortfolioClassASharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Portfolio – Class A Shares
Portfolio Company Objective [Text Block]	The Portfolio’s investment objective is long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	2.76%
Variable Universal Life Defender | InvescoOppenheimerVIInternationalGrowthFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Variable Universal Life Defender | InvescoVIAmericanValueFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.61%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Variable Universal Life Defender | InvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Variable Universal Life Defender | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Variable Universal Life Defender | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Variable Universal Life Defender | MorningstarBalancedETFAssetAllocationPortfolioassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.60%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Variable Universal Life Defender | MorningstarConservativeETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(11.61%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Variable Universal Life Defender | MorningstarGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Variable Universal Life Defender | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(12.31%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Variable Universal Life Defender | VPDisciplinedCoreValueFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	VP Disciplined Core Value Fund – Class I Shares
Portfolio Company Objective [Text Block]	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Variable Universal Life Defender | VPInflationProtectionFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	VP Inflation Protection Fund – Class I Shares
Portfolio Company Objective [Text Block]	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
Variable Universal Life Defender | CapitalWorldBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	(0.25%)
Variable Universal Life Defender | GlobalSmallCapitalizationFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(29.37%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Variable Universal Life Defender | GrowthFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(29.75%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
Variable Universal Life Defender | GrowthIncomeFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Variable Universal Life Defender | InternationalFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	International Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.18%
Variable Universal Life Defender | NewWorldFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	New World Fund® – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Variable Universal Life Defender | USGovernmentSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	1.17%
Variable Universal Life Defender | BlackRockInternationalIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	1.56%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Variable Universal Life Defender | BlackRockSmallCapIndexVIFundClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class I Shares
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Variable Universal Life Defender | BondIndexPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Bond Index Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Variable Universal Life Defender | EquityIncomePortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Variable Universal Life Defender | MidCapPortfolioInitialClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Variable Universal Life Defender | FranklinSmallCapValueVIPFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(9.82%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Variable Universal Life Defender | DelawareIvyVIPAssetStrategyClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Variable Universal Life Defender | DelawareIvyVIPCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Core Equity – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Variable Universal Life Defender | DelawareIvyVIPGlobalGrowthClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Variable Universal Life Defender | DelawareIvyVIPInternationalCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Variable Universal Life Defender | DelawareIvyVIPMidCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Variable Universal Life Defender | DelawareIvyVIPScienceandTechnologyClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Variable Universal Life Defender | DelawareIvyVIPSmidCapCoreClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Variable Universal Life Defender | DelawareIvyVIPPathfinderModerateManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Variable Universal Life Defender | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.40%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Variable Universal Life Defender | JanusHendersonFlexibleBondPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Variable Universal Life Defender | JanusHendersonFortyPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Variable Universal Life Defender | JanusHendersonMidCapValuePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Variable Universal Life Defender | JanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Variable Universal Life Defender | ClearBridgeVariableSmallCapGrowthPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Variable Universal Life Defender | MFSMidCapGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.70%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Variable Universal Life Defender | MFSInternationalIntrinsicValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Initial Class
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.56%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Variable Universal Life Defender | EmergingMarketsEquityPortfolioClassIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Variable Universal Life Defender | NeubergerBermanAMTSustainableEquityPortfolioIClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Variable Universal Life Defender | TOPSManagedRiskFlexETFPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.12%)
Average Annual Total Returns, 5 Years [Percent]	1.50%
Variable Universal Life Defender | TOPSTargetRangeTMPortfolioClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Target RangeTM Portfolio – Class S Shares
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation, with a secondary objective of hedging risk.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(19.46%)
Variable Universal Life Defender | PIMCOVITGlobalDiversifiedAllocationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.61%)
Average Annual Total Returns, 5 Years [Percent]	0.80%
Variable Universal Life Defender | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Variable Universal Life Defender | PIMCOVITLowDurationPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(5.60%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Variable Universal Life Defender | PIMCOVITTotalReturnPortfolioInstitutionalClassSharesMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Institutional Class Shares
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Variable Universal Life Defender | PutnamVTGrowthOpportunitiesFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Growth Opportunities Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(30.36%)
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	14.00%
Variable Universal Life Defender | PutnamVTInternationalEquityFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Variable Universal Life Defender | PutnamVTInternationalValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.70%)
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Variable Universal Life Defender | PutnamVTLargeCapValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(2.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Variable Universal Life Defender | SFTBalancedStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Variable Universal Life Defender | SFTCoreBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
Variable Universal Life Defender | SFTDelawareIvySMGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Delaware IvySM Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(27.15%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Variable Universal Life Defender | SFTDelawareIvySMSmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Delaware IvySM Small Cap Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Variable Universal Life Defender | SFTEquityStabilizationFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(9.71%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Variable Universal Life Defender | SFTGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Variable Universal Life Defender | SFTIndex400MidCapFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Variable Universal Life Defender | SFTIndex500FundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	(18.27%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	12.31%
Variable Universal Life Defender | SFTInternationalBondFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT International Bond Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks to maximize current income, consistent with the protection of principal.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(10.27%)
Average Annual Total Returns, 5 Years [Percent]	(3.46%)
Average Annual Total Returns, 10 Years [Percent]	(1.47%)
Variable Universal Life Defender | SFTRealEstateSecuritiesFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(26.10%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Variable Universal Life Defender | SFTTRowePriceValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Variable Universal Life Defender | SFTWellingtonCoreEquityFundClass1SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 1 Shares
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Variable Universal Life Defender | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Variable Universal Life Defender | BalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and reasonable current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Variable Universal Life Defender | CapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Variable Universal Life Defender | DiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and income.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Variable Universal Life Defender | EquityIncomePortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks above-average level of current income and reasonable long-term capital appreciation.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Variable Universal Life Defender | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Variable Universal Life Defender | InternationalPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America, Inc. and Baillie Gifford Overseas Ltd
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Variable Universal Life Defender | ShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Seeks current income while maintaining limited price volatility.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Variable Universal Life Defender | SmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Variable Universal Life Defender | TotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Variable Universal Life Defender | TotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Variable Universal Life Defender | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Variable Universal Life Defender | WaiverofPremiumAgreementMember
Prospectus:
Name of Benefit [Text Block]	Waiver of Premium Agreement
Purpose of Benefit [Text Block]	Provides monthly premium payments in the event of the insured’s total and permanent disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to insured providing evidence of insurability•Agreement only available at Policy issue
Name of Benefit [Text Block]	Waiver of Premium Agreement
Variable Universal Life Defender | WaiverofChargesAgreementMember
Prospectus:
Name of Benefit [Text Block]	Waiver of Charges Agreement
Purpose of Benefit [Text Block]	Provides for waiver of monthly charges in the event of the insured’s total and permanent disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Waiver of Charges Agreement
Variable Universal Life Defender | ChildrensTermAgreementMember
Prospectus:
Name of Benefit [Text Block]	Children's Term Agreement
Purpose of Benefit [Text Block]	Provides fixed level term insurance for insured’s children
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Children's Term Agreement
Variable Universal Life Defender | AcceleratedDeathBenefitforTerminalIllnessAgreementMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Agreement
Variable Universal Life Defender | TermInsuranceAgreementMember
Prospectus:
Name of Benefit [Text Block]	Level Term Insurance Agreement
Purpose of Benefit [Text Block]	Provides additional term insurance on the life of the insured
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to insured providing evidence of insurability•Agreement only available at Policy issueName of BenefitPurposeIs Benefit Standard orOptionalBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Level Term Insurance Agreement
Operation of Benefit [Text Block]	Level Term Insurance Agreement. The Level Term Insurance Agreement is subject to underwriting approval and provides additional level term insurance coverage on the life of the insured. For Agreements issued with Defender 2001 CSO, the Level Term Insurance Agreement provides coverage until the anniversary nearest the insured’s Age 90, at which time it will terminate. For Agreements issued with Defender 2017 CSO, the Level Term Insurance Agreement provides coverage until the anniversary nearest the insured’s Age 100, at which time it will terminate. We assess a separate monthly charge for this Agreement. For example, if you were to elect this Agreement to provide an additional $250,000 in Death Benefits, this additional $250,000 would be payable to the beneficiary upon your death if this Agreement is still in force. Note that the Level Term Insurance Agreement has no cash or loan values and does not modify any cash or loan values of this Policy.
Variable Universal Life Defender | OverloanProtectionAgreementMember
Prospectus:
Principal Risk [Text Block]	Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax adviser.
Name of Benefit [Text Block]	Overloan Protection Agreement
Purpose of Benefit [Text Block]	Provides protection against Policy Termination in the event Policy Charges exceed the Policy Accumulation Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Policy Owner must elect the Guideline Premium Test•Cannot have exercised the Accelerated Death Benefit for Terminal Illness, or have waived charges or Premiums under the Waiver of Premium or Waiver of Charges Agreements
Name of Benefit [Text Block]	Overloan Protection Agreement
Operation of Benefit [Text Block]	Overloan Protection Agreement. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be greatly reduced and be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-MECs after the Policy has been in force for at least 15 years and the insured is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the insured’s death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised. For example, if your Policy’s Accumulation Value is $500,000 and you exercise this Agreement, a maximum charge of $50,000 (10% of your Accumulation Value) will be deducted from your Policy. Your remaining Accumulation Value allocated to the separate account or indexed accounts will be transferred to the Guaranteed Interest Account. Exercising this Agreement will guarantee that your Policy does not terminate because of a policy loan even if the cash value is insufficient to cover policy charges. The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy’s Overloan Protection Agreement should consult a tax advisor.
Variable Universal Life Defender | EarlyValuesAgreementMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Insurability Option Agreement
Purpose of Benefit [Text Block]	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to insured providing evidence of insurability•Only available for insureds between the Ages of zero and forty•Agreement only available at Policy issue
Name of Benefit [Text Block]	Guaranteed Insurability Option Agreement
Variable Universal Life Defender | GuaranteedInsurabilityOptionMember
Prospectus:
Name of Benefit [Text Block]	Long Term Care Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Long Term Care Agreement
Operation of Benefit [Text Block]	Guaranteed Insurability Option. The Guaranteed Insurability Option (“GIO”) is subject to underwriting approval and guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the Ages of zero and forty. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured’s fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date. The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at Age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at Age 26, the next specified option date available at Age 28 will no longer be available. All of the remaining specified option dates (at Ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO. For example, if an insured purchases the GIO at age 18 and selects additional coverage layers of $20,000, he or she would be able to purchase an additional $20,000 in insurance coverage upon the Policy Anniversary nearest to the insured’s birthday at Ages 22, 25, 28, 31, 34, 37 and 40 for a total of $140,000 in additional insurance coverage (assuming the insured exercises the option to purchase additional coverage on each available GIO option date). The cost of insurance charge for any additional coverage layer will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured’s fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured’s fortieth birthday if an alternative option date occurs after the insured’s thirty-seventh birthday and before the Policy Anniversary nearest the insured’s fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to Termination of the GIO will continue after the Termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured’s life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.
Variable Universal Life Defender | LongTermCareAgreementMember
Prospectus:
Principal Risk [Text Block]	Long Term Care Agreement. You may add the Long Term Care (“LTC”) Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.
Name of Benefit [Text Block]	Inflation Agreement
Purpose of Benefit [Text Block]	Allows for Cost of Living increases in the Face Amount of the Policy without providing evidence of the insured’s insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to insured providing evidence of insurability•Only available for insureds Ages fifty-seven and younger•Agreement only available at Policy issue
Name of Benefit [Text Block]	Inflation Agreement
Operation of Benefit [Text Block]	Long Term Care (“LTC”) Agreement. The LTC Agreement is no longer available for purchase. The LTC Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured’s nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Agreement. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect. The benefit payments made under this Agreement may not cover all of the Insured’s long term care costs. The long-term care benefits paid under this Agreement are intended to be “qualified long term care insurance” under federal tax law, and may not be taxable to the Owner. See “Tax Treatment of Policy Benefits.” You should consult your tax advisor about the tax impact of purchasing this Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy’s Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000. The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided. The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the LTC amount in effect; or2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies. In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for a period of three consecutive months, you must submit a request to reinstate monthly benefits and provide additional information to us that the insured continues to be eligible for benefits under the Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs. If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement. When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of an LTC benefit divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”
Variable Universal Life Defender | InflationAgreementMember
Prospectus:
Name of Benefit [Text Block]	Business Continuation Agreement
Purpose of Benefit [Text Block]	Guarantees the Policy Owner the right to increase the Face Amount of the Policy upon the death of a designated person
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Business Continuation Agreement
Operation of Benefit [Text Block]	Inflation Agreement. The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the “Cost of Living”) as measured by changes in the U.S. Department of Labor Consumer Price Index (“CPI”). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the Age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the Age of twenty-one, no further Cost of Living increases may be made. If the insured is under the Age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns Age twenty-one. The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number. For example, if you have a Policy Face Amount of $1 million, and the CPI during the previous three-year period was calculated as 2.5%, you would have the option to increase the Face Amount by $50,000 (2.5% multiplied by 2, multiplied by the initial Face Amount of $1 million). In this hypothetical example, if the CPI was calculated at 5% or above, any increase to the Face Amount would be limited to $100,000 because the Policy Face Amount multiplied by two times the CPI during the previous three-year period would exceed the maximum $100,000 inflation increase. The Inflation Agreement is only available for insureds under the Age of fifty-seven, subject to underwriting approval. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance. The cost of insurance charge for any additional insurance will be calculated using the insured’s Age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charge under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charge. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement. The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies. The Inflation Agreement will terminate on the earliest of: 1) the Policy Anniversary nearest to the insured’s 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the Age of twenty-one and 5) the insured’s date of death. You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement. Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your Face Amount of insurance.
Variable Universal Life Defender | GuaranteedIncomeAgreementMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Insurability Option for Business Agreement
Purpose of Benefit [Text Block]	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life on specified dates without providing evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchaseName of BenefitPurposeIs Benefit Standard orOptionalBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Guaranteed Insurability Option for Business Agreement
Variable Universal Life Defender | IncomeProtectionAgreementMember
Prospectus:
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Purpose of Benefit [Text Block]	Provides the Policy Owner with an option to deposit funds into an account to ensure that planned Premium payments are made on the Policy Anniversary
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	May only have one Premium Deposit Account per Policy
Name of Benefit [Text Block]	Premium Deposit Account Agreement
Variable Universal Life Defender | BusinessContinuationAgreementMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement
Purpose of Benefit [Text Block]	Allows the Policy Owner to accelerate the Death Benefit in the event the insured meets the requirements for being chronically ill
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to insured providing evidence of insurability•Agreement only available at Policy issue
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement
Operation of Benefit [Text Block]	Business Continuation Agreement. The Business Continuation Agreement (“BCA”) is no longer available for sale. The BCA guarantees you the right to increase the Face Amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life. You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA. The applicant will name the person or persons who will serve as the designated life in the Application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your Application. A designated life may not be changed after the Policy is issued. The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the Face Amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the Policy Owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us. The amount of the coverage layer for each designated life will begin to be phased out at the Policy Anniversary nearest to the insured’s Age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured’s Age for each Policy Anniversary as shown in the following table:
Anniversary Nearest Insured’s Age	Percentage
Prior to Age 76	100%
Age 76	80%
Age 77	60%
Age 78	40%
Age 79	20%
Age 80	0%
At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (“Option Period”) immediately following the date of the designated life’s death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period: (1)proof satisfactory to us of the designated life’s death; and(2)a completed Application for the new coverage layer.If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the Beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the Beneficiary of this policy. If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount. For example, you and your spouse run a family owned business and in the event of one of your deaths, additional insurance protection would help the business continue in operation. If one of you purchases a Policy with a $1 million Face Amount and the BCA, you would have the option to purchase additional coverage between $5,000 and $2 million upon the other’s death, subject to the terms of the Agreement. The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life. The BCA will terminate at the earliest of the following events: (1)the date the policy is surrendered or terminated; or(2)the date we receive a Written Request to cancel the Agreement; or(3)the date of the death of the insured; or(4)the end of the Option Period following the death of the last designated life; or(5)the Policy Anniversary nearest the insured’s 80th birthday.The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life. Any additional coverage layers purchased during an Option Period will continue after the Termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
Variable Universal Life Defender | GuaranteedInsurabilityOptionforBusinessAgreementMember
Prospectus:
Name of Benefit [Text Block]	Accidental Death Benefit Agreement
Purpose of Benefit [Text Block]	Provides the Policy Owner with an increased Death Benefit in the event the insured dies by accidental injury
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Accidental Death Benefit Agreement
Operation of Benefit [Text Block]	Guaranteed Insurability Option for Business. The Guaranteed Insurability Option for Business Agreement (“GIOB”) is no longer available for sale. The GIOB guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured’s life on as many as five specified Option Dates without additional underwriting. You should purchase the GIOB if you believe that future changes in the insured’s life (e.g. death of a business partner, increase in business value) will result in your need for additional Death Benefit and you are concerned about the insured’s ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIOB. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the Face Amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the Policy Owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the Ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the Policy is issued, subject to underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on; (1)the last available Option Date (described below); or(2)the date the policy is surrendered or terminated; or(3)the date we receive your Written Request to cancel this Agreement; or(4)the date of the insured’s death.For example, you own a business with another individual, Individual A, and your business’ buy-sell agreement provides for the mandatory buyout of an owner’s equity in the business in the event of an owner’s death. Because the value of your business is increasing in value, you decide to purchase a Policy on the life of Individual A with a $500,000 Face Amount along with the GIOB to help fund the buyout in the event of Individual A’s death. At the time you purchase the Policy and GIOB, Individual A is 41 years old. Under the terms of the GIOB, you may purchase additional insurance coverage layers on the Option Dates where Individual A is 43, 46, 49, 52 and 55 years old. When you purchase the GIOB, you must select the amount of the additional coverage layers between $10,000, the minimum additional coverage layer under the GIOB, and $100,000, representing 20% of the $500,000 Face Amount. If you select $20,000 for each additional coverage layer, you will have the option to purchase $20,000 in additional coverage on each of the Option Dates described above for a total of$100,000 in additional coverage The GIOB charge varies based upon the insured’s Age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date. The GIOB guarantees that the Policy Owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by Issue Age. On each available Option Date, the Policy Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the Age of the insured when the GIOB is issued:
Option Dates
Issue Age	22	25	28	31	34	37	40	43	46	49	52	55
18-21	√	√	√	√	√
22-24		√	√	√	√	√
25-27			√	√	√	√	√
28-30				√	√	√	√	√
31-33					√	√	√	√	√
34-36						√	√	√	√	√
37-39							√	√	√	√	√
40-42								√	√	√	√	√
43-45									√	√	√	√
46-48										√	√	√
49-51											√	√
52												√
Example: The Option Dates available for an Insured Age 35 are 37, 40, 43, 46, and 49. When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured’s Age and underwritten Risk Class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy’s Accumulation Value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges. The additional coverage layers purchased prior to Termination of the GIOB will continue after Termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.
Variable Universal Life Defender | PremiumDepositAccountAgreementMember
Prospectus:
Name of Benefit [Text Block]	Death Benefit Guarantee Flex Agreement
Purpose of Benefit [Text Block]	Provides the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due as long as the DBGF value (as defined in the Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the DBGF value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	No longer available to purchase
Name of Benefit [Text Block]	Death Benefit Guarantee Flex Agreement
Operation of Benefit [Text Block]	Premium Deposit Agreement. The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request. The Premium Deposit Agreement is not subject to underwriting. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement. Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums. When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works: The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:
Annual Premium Payment Year	Annual Premium to be Paid	Amount Withdrawn from PDA	Taxable Interest Earned
2	$10,000.00	$9,732.36	$267.64
3	$10,000.00	$9,471.88	$528.12
4	$10,000.00	$9,218.38	$781.62
5	$10,000.00	$8,971.66	$1,028.34
6	$10,000.00	$8,731.54	$1,268.46
7	$10,000.00	$8,497.85	$1,502.15
8	$10,000.00	$8,270.41	$1,729.59
9	$10,000.00	$8,049.06	$1,950.94
10	$10,000.00	$7,833.64	$2,166.36
On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT. If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date. If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.
Variable Universal Life Defender | AcceleratedDeathBenefitforChronicIllnessAgreementMember
Prospectus:
Principal Risk [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement’s eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor.
Name of Benefit [Text Block]	No Lapse Guarantee Agreement
Purpose of Benefit [Text Block]	Provides the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due as long as the NLGA value (as defined in the Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the NLGA value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The percentage of any Net Premiums allocated to any variable Sub-Account will be limited to the maximum variable Sub-Account percentage•Agreement only available at Policy issue
Name of Benefit [Text Block]	No Lapse Guarantee Agreement
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Agreement. The Accelerated Death Benefit for Chronic Illness Agreement is subject to underwriting approval and allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect. The benefits paid under this Agreement are not intended to be “qualified long term care insurance” under federal tax law, and may be taxable to the Owner. See “Principal Risks of Investing in the Policy.” You should consult your tax advisor about the tax impact of purchasing this Agreement. We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured’s evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See “Statement of Additional Information.” You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment. For example, if you have a Policy with a $1 million Face Amount and the insured meets the requirements for being chronically ill, you can request to accelerate a portion of your Death Benefit. In this example, if you choose to accelerate $250,000 of the Death Benefit, the Policy’s Face Amount will be decreased by the accelerated amount. After receiving the $250,000 accelerated payment, your remaining Death Benefit would be $750,000, and you would continue to pay premiums and charges based on the new $750,000 Face Value instead of the original $1 million Face Value. The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount. If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy’s Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows: Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000. The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows: Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value. When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of: 1.The monthly benefit percentage you chose times the Chronic Illness Death Benefit Amount in effect; or2.The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the insured dies. If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy’s Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement. Although the allocation of your Accumulation Value in the Fixed Indexed Accounts or Variable Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy. We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions. When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive. This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See “Termination” and “Partial Surrender.”
Variable Universal Life Defender | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Dollar cost averaging transfers will only take place on the Interim Account Transfer Date
Name of Benefit [Text Block]	Dollar Cost Averaging
Variable Universal Life Defender | RebalancingMember
Prospectus:
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates money among each of the chosen Sub-Accounts and/or the Guaranteed Interest Account on set dates throughout the year
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Rebalancing is subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Rebalancing
Variable Universal Life Defender | SystematicTransfersMember
Prospectus:
Name of Benefit [Text Block]	Systematic Transfers
Purpose of Benefit [Text Block]	Automatically transfers money from one Sub-Account and/or the Guaranteed Interest Account to one or more other Sub-Accounts, one or more Fixed Indexed Accounts and/or the Guaranteed Interest Account on specified dates
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Systematic transfers are subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Name of Benefit [Text Block]	Systematic Transfers
Variable Universal Life Defender | PolicyChangeTransactionMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Change Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	Upon change in Face Amount, Death Benefit option, or Risk Class
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 60
Variable Universal Life Defender | IllustrativeReportMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Illustrative Report Charge(2)
Other Transaction Fee, When Deducted [Text Block]	When an additional Illustrative Report is requested
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for Illustrative Reports will apply when the Policy Owner requests more than one Illustrative Report in one year.
Variable Universal Life Defender | OverloanProtectionAgreementMaximumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Maximum Charge
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Agreement, expressed as a percentage of Policy Accumulation Value upon exercise of Agreement
Other Transaction Fee, Current [Percent]	5.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.
Variable Universal Life Defender | AcceleratedDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Accidental Death Benefit Agreement. The Accidental Death Benefit Agreement is no longer available for purchase. The Agreement is subject to underwriting approval and pays the stated Death Benefit if the insured dies as a result of an accident. Death by accidental injury is defined in the Agreement to include the insured’s death that results directly and independently from an accidental drowning or from an accidental injury. The insured’s death must occur within 180 days after the date of the injury. If the insured’s death is the result of an accidental injury sustained while the insured was riding as a fare-paying passenger in an aircraft or other public conveyance being commercially operated by a licensed common carrier to transport passengers for hire, we will pay twice the amount of the accidental Death Benefit shown on the policy data pages. For example, if you elect this agreement to provide an additional $50,000 in Death Benefits, this additional $50,000 will be payable to the Beneficiary(ies) upon your death from an accidental drowning or from an accidental injury. In the case of accidental death as a fare-paying passenger in an aircraft or other commercially operated and licensed carrier to transport passengers, the additional Death Benefit will be twice that, or $100,000. We will not pay the benefit if the insured dies as a result of any of the following conditions: 1.suicide, whether sane or insane; or2.the insured’s commission of, or attempt to commit, a felony; or3.bodily or mental infirmity, illness or disease; or4.the result of the use of alcohol or drugs and associated mental health issues, medications, poisons, gases, fumes or other substances taken, absorbed, inhaled, ingested or injected, unless taken upon the advice of a licensed physician in a verifiable prescribed manner and dosage; or5.the direct result of a motor vehicle collision or accident where the insured is the operator of the motor vehicle and his or her blood alcohol level meets or exceeds the level at which intoxication is defined in the state where the collision or accident occurred, regardless of the outcome of any legal proceedings connected thereto; or6.bacterial infection, other than infection occurring simultaneously with, and as a result of, the accidental injury; or7.travel or flight in, or descent from or with any aircraft, if the insured is aboard that aircraft for any purpose other than that of being transported as a passenger. Among those not included as “passengers” are pilots, crew members, flight instructors, flight trainees, and persons operating or assisting in the operation of the aircraft; or8.war or any act of war, or service in the military, naval or air forces of any country at war, declared or undeclared, provided the insured’s accidental death occurs while serving in such forces or within six months after termination of service in such forces.There is a monthly charge for this Agreement. You should consider purchasing this Agreement if you want additional insurance coverage in the event the insured dies as a result of an accident.
Variable Universal Life Defender | DeathBenefitGuaranteeFlexAgreementMember
Prospectus:
Principal Risk [Text Block]	Death Benefit Guarantee Flex Agreement. The Agreement guarantees that your policy will remain in force even if your Policy’s Accumulation Value is not sufficient to cover monthly charges when due so long as the DBGA value (as defined under the DBGF Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the DBGA value. Your allocation of Net Premium and Accumulation Value among the Guaranteed Interest Account, Fixed Indexed Accounts and Sub-Accounts of the Variable Account will affect your DBGA value. Each Investment Option is assigned a percentage (“DBGA Account Allocation Factor”) that is multiplied by the amount of Net Premium or Accumulation Value allocated to that Option for purposes of determining the DBGA value attributable to that allocation. Sub-Accounts of the Variable Account that invest in Funds that employ a manage volatility strategy (the “Designated Funds”) have the highest DBGA Account Allocation Factors. As a result of the DBGA Account Allocation Factors attributable to Sub-Accounts that invest in Designated Funds (“Designated Sub-Accounts”) the allocation of Net Premium and Accumulation Value to Designated Sub-Accounts has the potential to result in higher DBGA values when compared to allocations to other Investment Options under the Policy. Currently, six Designated Funds are available under the Policy. There is a risk that the Net Premium and Accumulation Value allocations you make could result in your DBGA value falling to a level that is insufficient to cover charges against the DBGA value sooner than you anticipated, and in turn, result in termination of the DBGA Agreement. See ”Supplemental Agreements — Death Benefit Guarantee Flex Agreement.“
Operation of Benefit [Text Block]	Death Benefit Guarantee Flex Agreement. The Death Benefit Guarantee Flex Agreement (DBGF Agreement) is no longer available for purchase. The DBGF Agreement provides that the Policy will remain in force even if the Accumulation Value is not sufficient to cover monthly charges when due, as long as, the DBGA value (as defined in the Agreement) less any outstanding policy loans and accrued loan interest is sufficient to cover any charges against the DBGA value. For example, if a Policy has an Accumulation Value of $25,000 and an outstanding loan of $25,000, it will not have sufficient Accumulation Value from which we can subtract policy charges. If the DBGA value minus the loan value of $25,000 and any accrued interest is sufficient to cover any charges against the DBGA value, the Policy will not terminate at that time. You should purchase the DBGF Agreement if you are concerned about the policy lapsing due to low Accumulation Value. However, in times of positive market performance your Accumulation Value may never fall to a level insufficient to cover charges, and therefore, the benefit of the DBGF Agreement may not be realized. Your allocation of Net Premium and Accumulation Value among the Guaranteed Interest Account, Fixed Indexed Accounts and the Sub-Accounts of the Variable Account affects your DBGA value. Each Investment Option is assigned a specified percentage, the DBGA Account Allocation Factor, that is multiplied by the amount of any DBGA Net Premium or Accumulation Value allocated to that Option for purposes of determining the DBGA value attributable to that allocation. The current DBGA Account Allocation Factors are as follows:
Investment Option	DBGA Account Allocation Factor
Guaranteed Interest Account	80%
Fixed Indexed Account	80%
Designated Sub-Accounts	100%
Other Sub-Accounts	80%
The DBGA Net Premium is the premium payment less the DBGA premium charge assessed against the premium. On the date the initial Net Premium is paid under the Policy, the DBGA value for an Investment Option is equal to the amount of the Net Premium allocated to the Investment Option multiplied by the DBGA Account Allocation Factor for the Investment Option. The DBGA value for the Policy is equal to the sum of the DBGA value for each Investment Option to which the initial Net Premium was allocated. For any date after the date we receive your initial Net Premium, the DBGA value for the Policy is equal to: 1.the prior DBGA value; plus2.interest credited to the prior DBGA value based on the DBGA interest rate set forth on the policy data pages; plus3.Net Premium allocated to an Investment Option multiplied by the DBGA Account Allocation Factor for the Investment Option; plus4.Accumulation Value transferred to an Investment Option multiplied by the DBGA Account Allocation Factor for the Investment Option; plus5.any performance credit; minus6.any DBGA partial surrender amount (see below); minus7.the deduction of the DBGA Cost of Insurance and DBGA Policy Issue Charges from DBGA value; minus8.the deduction of any Policy Change, Partial Surrender (see below) and Transfer Transaction Charges, Cash Extra Charge and any charges for supplemental insurance benefits; minus9.the DBGA value attributable to a transfer of Accumulation Value from an Investment Option.Example 1.  The following example illustrates how a transfer of Accumulation Value from a Designated Account to the Guaranteed Income Account will decrease the DBGA Value. Prior to the transfer, the Policy has the following Accumulation Values and DBGA Value: Accumulation Value in Designated Sub-Account: $800
Accumulation Value in Guaranteed Interest Account: $0
DBGA Value prior to the transfer: $1,000 The Policy Owner transfers $400 of Accumulation Value from one of the Designated Sub-Accounts to the Guaranteed Interest Account. After the transfer, the DBGA Value will be recalculated using the following methodology: Temporary Reduction in DBGA Value to reflect transfer out of Designated Sub-Account: Amount removed from the DBGA Value: $400 x 100% = $400
Temporary DBGA Value: $1,000 - $400 = $600 Increase in DBGA Value to reflect transfer into Guaranteed Interest Account: Amount added to DBGA Value: $400 x 80% = $320
Increase in DBGA Value: $600 + $320 = $920 After the transfer, the Policy has the following Accumulation Values and DBGA Value: Accumulation Value in Designated Account: $400
Accumulation Value in Guaranteed Interest Account: $400
DBGA Value after the transfer: $920 Example 2.  The following example illustrates how a transfer of Accumulation Value from one of the Other Accounts to a Designated Account will increase the DBGA Value. Prior to the transfer, the Policy has the following Accumulation Values and DBGA Value: Accumulation Value in Designated Sub-Account: $0
Accumulation Value in one of the Other Sub-Accounts: $800
DBGA Value prior to the transfer: $920 The Policy Owner transfers $400 of Accumulation Value from one of the Other Sub-Accounts to one of the Designated Accounts. After the transfer, the DBGA Value will be recalculated using the following methodology: Temporary Reduction in DBGA Value to reflect transfer out of the Other Sub-Account: Amount removed from the DBGA Value: $400 x 80% = $320
Temporary DBGA Value: $920 - $320 = $600 Increase in DBGA Value to reflect transfer into a Designated Account: Amount added to DBGA Value: $400 x 100% = $400
Increase in DBGA Value: $600 + $400 = $1,000 After the transfer, the Policy has the following Accumulation Values and DBGA Value: Accumulation Value in Designated Account: $400
Accumulation Value in Other Account: $400
DBGA Value after the transfer: $1,000 We will add an amount to your DBGA value (the “DBGA Performance Credit”) that takes into account increases in the Accumulation Value of the Investment Options in which you are invested, subject to certain conditions. Each Anniversary we will calculate the amount of the DBGA Performance Credit which is equal to: 1.your Accumulation Value in the Designated Sub-Accounts multiplied by the DBGA Performance Credit Factor for those Sub-Accounts; plus2.your Accumulation Value in Sub-Accounts other than the Designated Sub-Accounts multiplied by the DBGA Performance Credit Factor for those Sub-Accounts set forth on the policy data pages; minus3.your DBGA value on the prior business day.If the DBGA Performance Credit is positive, it will be added to your DBGA value. The current DBGA Performance Credit Factors are as follows:
Investment Option	DBGA Performance Credit Factor
Guaranteed Interest Account	70%
Fixed Indexed Account	70%
Designated Sub-Accounts .	90%
Other Sub-Accounts	70%
The following example illustrates how the DBGA Performance Credit is calculated on each Policy Anniversary: The following Accumulation Values and DBGA Value exist on the Policy Anniversary: Accumulation Value in Designated Sub-Account: $800
Accumulation Value in all Other Accounts: $600
DBGA Value: $920 On the Policy Anniversary we do the following calculations: DBGA Performance Credit Calculation for the Designated Accounts = $800 x 90% = $720
DBGA Performance Credit Calculation for All Other Accounts = $600 x 70% = $420
Sum of Performance Credit Calculation for all Accounts: $720 + $420 = $1,140 Comparison to DBGA Value on Policy Anniversary: $1,140 - $920 = $220 Since the Sum of DBGA Performance Credits for all Accumulation Value accounts ($1,140) exceeds the current DBGA Value ($920), we will credit the $220 to the DBGA Value, which will then be $1,140. The DBGA value is not a value you may take a loan against or access by talking a partial surrender. A partial surrender of Policy Accumulation Value will reduce the DBGA value by the DBGA Partial Surrender Amount which is the greater of i) the amount of the partial surrender or ii) the DBGA value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the Accumulation Value (before the partial surrender). The DBGA value is used solely to determine whether or not the Policy terminates when the Accumulation Value falls to a level that is insufficient to cover charges against the Accumulation Value. We will provide the Policy Owner with the amount of the DBGA value upon request. We assess a separate monthly charge for this Agreement. If your Policy’s Accumulation Value is not sufficient to cover monthly charges when due and your DBGA value less any outstanding Policy loans and accrued loan interest is insufficient to cover any charges against the DBGA value, a 61-day Grace Period will begin. See “Termination and Reinstatement — Termination” for information regarding the notice we will provide when a Policy enters the Grace Period and the steps to prevent Termination of the Policy. When the DBGF Agreement is issued, we will not accept any initial premium or premium for any subsequent Policy Years that exceeds the annual premium limit for the DBGF Agreement. You can obtain the amount of your DBGF Agreement annual premium limit by requesting a personalized Policy illustration. We also identify the DBGF annual premium limit in the policy data pages. We believe the DGBF annual premium limit will approximate twenty-one (21) times the target premium shown on your Policy illustration, however, it may vary depending upon the insured’s characteristics, including gender, Risk Class, Age and Death Benefit option chosen. The DBGF Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the DBGF Agreement only to the extent that the premium in excess of the annual premium limit is necessary to prevent the policy from terminating prior to the next Policy Anniversary.
Variable Universal Life Defender | Twenty17CSOPolicyMember
Prospectus:
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, expressed as a percentage of the Policy Accumulation Value
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.075%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.025%
Administrative Expenses, Description [Text Block]	Monthly Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, expressed as an amount of Face Amount
Administrative Expense, Maximum [Dollars]	$ 12
Administrative Expense, Current [Dollars]	$ 8
Administrative Expense (of Face Amount), Maximum [Percent]	0.0125%
Variable Universal Life Defender | Twenty17CSOPolicyMember | NetFixedInterestRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Net Fixed Interest Rate Policy Loan Interest Charge(8)
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured, expressed as a percentage of interest on outstanding policy fixed rate loan balance
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of five percent (5.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of four percent (4.0 percent) for Policies held less than ten years and an annual rate of four and nine-tenths percent (4.9 percent) for Policies held more than ten years.
Variable Universal Life Defender | Twenty17CSOPolicyMember | VariableRatePolicyLoanMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Variable Rate Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annually, on each Policy Anniversary, and upon a policy loan transaction, full surrender, policy Termination or death of the Insured
Optional Benefit Expense (of Other Amount), Current [Percent]	4.00%